Additional Detail of Impaired Loans Broken Out According to Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, recorded investment	$ 759	$ 1,445
Impaired loans with no related allowance, unpaid balance	759	2,824
Impaired loans with no related allowance, average recorded investment YTD	1,347	1,374
Impaired loans with no related allowance, interest income recognized YTD	17	48
Impaired loans with a related allowance, recorded investment	4,071	2,144
Impaired loans with a related allowance, unpaid balance	4,071	2,144
Impaired loans with a related allowance:	849	936
Impaired loans with a related allowance, average recored investment YTD	3,244	1,988
Impaired loans with a related allowance, interest income recognized YTD	131	52
Recorded Investment	4,830	3,589
Unpaid Balance	4,830	4,968
Related Allowance	849	936
Average Recorded Investment YTD	4,007	2,979
Interest Income Recognized YTD	0	0
Commercial installment
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, recorded investment	3	15
Impaired loans with no related allowance, unpaid balance	3	15
Impaired loans with no related allowance, average recorded investment YTD	45	46
Impaired loans with no related allowance, interest income recognized YTD	0	0
Impaired loans with a related allowance, recorded investment	79	203
Impaired loans with a related allowance, unpaid balance	79	203
Impaired loans with a related allowance:	10	73
Impaired loans with a related allowance, average recored investment YTD	42	173
Impaired loans with a related allowance, interest income recognized YTD	6	8
Recorded Investment	82	218
Unpaid Balance	82	218
Related Allowance	10	73
Average Recorded Investment YTD	87	219
Interest Income Recognized YTD	6	8
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, recorded investment	353	1,013
Impaired loans with no related allowance, unpaid balance	353	1,529
Impaired loans with no related allowance, average recorded investment YTD	1,035	1,004
Impaired loans with no related allowance, interest income recognized YTD	8	39
Impaired loans with a related allowance, recorded investment	2,685	1,549
Impaired loans with a related allowance, unpaid balance	2,685	1,549
Impaired loans with a related allowance:	400	747
Impaired loans with a related allowance, average recored investment YTD	2,147	1,546
Impaired loans with a related allowance, interest income recognized YTD	100	38
Recorded Investment	3,038	2,562
Unpaid Balance	3,038	3,078
Related Allowance	400	747
Average Recorded Investment YTD	3,182	2,550
Interest Income Recognized YTD	108	77
Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, recorded investment	341	106
Impaired loans with no related allowance, unpaid balance	399	969
Impaired loans with no related allowance, average recorded investment YTD	262	168
Impaired loans with no related allowance, interest income recognized YTD	9	8
Impaired loans with a related allowance, recorded investment	1,202	44
Impaired loans with a related allowance, unpaid balance	1,272	44
Impaired loans with a related allowance:	404	44
Impaired loans with a related allowance, average recored investment YTD	1,019	72
Impaired loans with a related allowance, interest income recognized YTD	21	4
Recorded Investment	1,543	150
Unpaid Balance	1,671	1,013
Related Allowance	404	44
Average Recorded Investment YTD	1,281	240
Interest Income Recognized YTD	30	12
Consumer installment
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, recorded investment	4	311
Impaired loans with no related allowance, unpaid balance	4	311
Impaired loans with no related allowance, average recorded investment YTD	5	156
Impaired loans with no related allowance, interest income recognized YTD	0	1
Impaired loans with a related allowance, recorded investment	35	348
Impaired loans with a related allowance, unpaid balance	35	348
Impaired loans with a related allowance:	35	72
Impaired loans with a related allowance, average recored investment YTD	36	197
Impaired loans with a related allowance, interest income recognized YTD	4	2
Recorded Investment	39	659
Unpaid Balance	39	659
Related Allowance	35	72
Average Recorded Investment YTD	41	353
Interest Income Recognized YTD	$ 4	$ 3